Portfolio of Investments	June 30, 2026 (Unaudited)

Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)
Closed-End Funds — 89.9%
263,270	Aberdeen Asia-Pacific Income Fund, Inc.	3,872,702
61,571	AllianceBernstein National Municipal Income Fund, Inc.	702,525
201,234	Allspring Multi-Sector Income Fund	1,853,365
220,501	BlackRock Core Bond Trust	2,021,994
452,806	BlackRock Corporate High Yield Fund, Inc.	3,876,019
420,186	BlackRock Credit Allocation Income Trust	4,294,301
162,069	BlackRock Multi-Sector Income Trust	2,029,104
15,369	BlackRock MuniHoldings California Quality Fund, Inc.	168,905
268,998	BlackRock MuniHoldings Fund, Inc.	3,201,076
157,237	BlackRock MuniYield Quality Fund III, Inc.	1,746,903
184,963	BlackRock MuniYield Quality Fund, Inc.	2,145,571
56,424	BlackRock Taxable Municipal Bond Trust	912,376
179,226	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,423,055
277,726	Brookfield Real Assets Income Fund, Inc.	3,577,111
145,557	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	3,079,986
27,393	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	525,398
1,045,398	Credit Suisse High Yield Credit Fund	1,860,808
166,033	DoubleLine Income Solutions Fund	1,836,325
227,782	DoubleLine Yield Opportunities Fund	3,204,893
183,327	Eaton Vance Municipal Bond Fund	1,825,937
133,367	First Trust Intermediate Duration Preferred & Income Fund	2,423,278
198,863	KKR Income Opportunities Fund	2,239,197
312,755	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,283,112
1,048,147	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	6,163,104
167,511	Neuberger Municipal Fund, Inc.	1,767,241
98,718	PIMCO Dynamic Income Strategy Fund	2,055,309
115,499	PIMCO Municipal Income Fund II	878,947
307,541	TCW Strategic Income Fund, Inc.	1,387,010
605,008	Templeton Emerging Markets Income Fund	4,077,754
311,012	Western Asset Emerging Markets Debt Fund, Inc.	3,340,269
903,653	Western Asset High Income Opportunity Fund, Inc.	3,289,297
82,810	Western Asset Managed Municipals Fund, Inc.	862,880
Total Closed-End Funds (Cost $74,256,393)		74,925,752
Exchange-Traded Funds — 8.8%
98,270	Angel Oak Income ETF	2,042,051
52,830	Rareview Government Money Market ETF(a)	5,300,962
Total Exchange-Traded Funds (Cost $7,331,030)		7,343,013

Purchased Options Contracts — 0.4%(b)
Total Purchased Options Contracts (Cost $354,581)		328,900

Total Investments — 99.1% (Cost $81,942,004)		82,597,665
Net other assets (liabilities) — 0.9%		769,565
Net Assets — 100.0%		83,367,230

(a)	Affiliated security
(b)	See Purchased Options Contracts

ETF — Exchange-Traded Fund

PIMCO — Pacific Investment Management Company

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

Rareview Dynamic Fixed Income ETF

Futures Contracts

At June 30, 2026, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount (000)($)(a)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Brazil Real Futures	124	6/30/26	2,441	2,395,432	(45,714)
					(45,714)

Written Options Contracts
Exchange-traded options on future contracts written as of June 30, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	792	191,441	59,352	96.69	12/11/26	(69,300)
3 Month SOFR Options	Call	728	176,313	120,404	96.88	3/12/27	(131,950)
(Total Premiums Received $179,756)							(201,250)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of June 30, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	792	190,699	149,933	96.31	12/11/26	128,700
3 Month SOFR Options	Call	728	175,630	204,648	96.50	3/12/27	200,200
(Total Cost $354,581)							328,900

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2026 (Unaudited)

Rareview Tax Advantaged Income ETF

Shares		Fair Value ($)
Closed-End Funds — 97.7%
103,683	AllianceBernstein National Municipal Income Fund, Inc.	1,183,023
84,946	BlackRock MuniHoldings California Quality Fund, Inc.	933,557
264,558	BlackRock MuniHoldings Fund, Inc.	3,148,240
220,336	BlackRock MuniYield Quality Fund III, Inc.	2,447,933
210,024	BlackRock MuniYield Quality Fund, Inc.	2,436,278
203,552	Eaton Vance Municipal Bond Fund	2,027,378
222,819	Neuberger Municipal Fund, Inc.	2,350,741
38,814	NYLI MacKay DefinedTerm Muni Opportunities Fund	601,617
114,166	PIMCO Municipal Income Fund II	868,803
184,641	Western Asset Managed Municipals Fund, Inc.	1,923,959
Total Closed-End Funds (Cost $17,333,615)		17,921,529

Purchased Options Contracts — 0.4%(a)
Total Purchased Options Contracts (Cost $72,871)		76,962

Total Investments — 98.1% (Cost $17,406,486)		17,998,491
Net other assets (liabilities) — 1.9%		348,528
Net Assets — 100.0%		18,347,019

(a)	See Purchased Options Contracts

NYLI — New York Life Investments

PIMCO — Pacific Investment Management Company

Written Options Contracts

Exchange-traded options on future contracts written as of June 30, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	169	40,850	12,378	96.69	12/11/26	(14,788)
3 Month SOFR Options	Call	180	43,594	23,308	96.88	3/12/27	(32,625)
(Total Premiums Received $35,686)							(47,413)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of June 30, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	169	40,692	30,929	96.31	12/11/26	27,462
3 Month SOFR Options	Call	180	43,425	41,942	96.50	3/12/27	49,500
(Total Cost $72,871)							76,962

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2026 (Unaudited)

Rareview Systematic Equity ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 164.0%
26,341	Invesco QQQ Trust Series 1 ETF(a)	19,397,512
225,755	Rareview Government Money Market ETF(b)(c)	22,652,257
338,468	Vanguard FTSE Developed Markets ETF(d)	24,115,845
158,809	Vanguard FTSE Emerging Markets ETF	9,479,309
49,439	Vanguard S&P 500 ETF(e)	33,955,200
32,840	Vanguard Small-Cap ETF	9,954,461
Total Exchange-Traded Funds (Cost $93,978,189)		119,554,584

Total Investments — 164.0% (Cost $93,978,189)		119,554,584
Net other assets (liabilities) — (64.0%)		(46,662,810)
Net Assets — 100.0%		72,891,774

(a)	As of June 30, 2026, investment is 26.6% of the Fund’s net assets.
(b)	As of June 30, 2026, investment is 31.1% of the Fund’s net assets.
(c)	Affiliated security
(d)	As of June 30, 2026, investment is 33.1% of the Fund’s net assets.
(e)	As of June 30, 2026, investment is 46.6% of the Fund’s net assets.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor’s

Portfolio of Investments	June 30, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
Asset-Backed Securities — 1.0%
100,000	Aligned Data Centers Issuer LLC Series 2021-1A Class A2 1.94%, 08/15/2046	99,674
60,000	Carmax Auto Owner Trust Series 2022-3 Class C 4.98%, 02/15/2028	60,097
150,000	DataBank Issuer II LLC Series 2025-1A Class A2 5.18%, 09/27/2055	147,036
61,226	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	61,516
215,000	Verizon Master Trust Series 2024-3 Class A1A 5.34%, 04/22/2030	216,819
Total Asset-Backed Securities (Cost $583,169)		585,142

Collateralized Mortgage Obligations — 7.3%
141,390	Angel Oak Mortgage Trust Series 2021-7 Class A1 1.98%, 10/25/2066	121,942
123,551	BRAVO Residential Funding Trust Series 2024-NQM4 Class A1A 4.35%, 01/25/2060	121,911
225,000	Chase Home Lending Mortgage Trust Series 2024-7 Class A7 6.00%, 06/25/2055	225,712
97,627	Chase Home Lending Mortgage Trust Series 2024-9 Class A7 5.50%, 09/25/2055	96,941
237,938	CIM Trust Series 2021-INV1 Class A29 2.50%, 07/01/2051	194,143
210,440	CITIGROUP MORTGAGE LOAN TRUST 2021-J1 Series 2021-J1 Class B3W 2.61%, 04/25/2051	174,642
10,181	COLT Mortgage Loan Trust Series 2020-2R Class A1 1.33%, 10/26/2065	9,689
85,250	COLT Mortgage Loan Trust Series 2021-HX1 Class A1 1.11%, 10/25/2066	73,235
64,730	Flagstar Mortgage Trust Series 2021-4 Class A5 2.50%, 06/01/2051(a)	57,530
106,898	GCAT Trust Series 2021-NQM5 Class A1 1.26%, 07/25/2066	89,670
90,008	GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A8 2.50%, 01/25/2052	80,248
232,053	JPMorgan Mortgage Trust Series 2017-2 Class B5 3.65%, 05/25/2047	208,199
92,584	JPMorgan Mortgage Trust Series 2018-6 Class B2 3.90%, 12/25/2048	84,837
80,373	JPMorgan Mortgage Trust Series 2019-INV1 Class B3 4.93%, 09/25/2049	77,841
210,115	JPMorgan Mortgage Trust Series 2020-2 Class B5 3.81%, 07/25/2050	185,357
175,038	JPMorgan Mortgage Trust Series 2021-4 Class A11 4.26%, 08/25/2051	161,991
246,252	JPMorgan Mortgage Trust Series 2021-10 Class A11 4.41%, 12/25/2051	230,850
209,614	JPMorgan Mortgage Trust Series 2024-INV1 Class A3 5.50%, 04/25/2055	209,589
101,161	Mello Mortgage Capital Acceptance Series 2021-INV2 Class A4 2.50%, 08/25/2051	90,013
129,166	New Residential Mortgage Loan Trust Series 2021-INV2 Class A11 4.56%, 09/25/2051	121,324
167,831	New Residential Mortgage Loan Trust Series 2025-NQM1 Class A1 5.64%, 01/25/2065	168,537
238,742	New Residential Mortgage Loan Trust Series 2025-NQM4 Class A2 5.60%, 07/25/2065	238,070
80,675	New Residential Mortgage Loan Trust Series 2025-NQM5 Class A1 5.11%, 08/25/2065	80,025
240,029	PRKCM Trust Series 2021-AFC2 Class A1 2.07%, 11/25/2056	211,005
63,698	PRMI Securitization Trust Series 2021-1 Class A3B 2.00%, 04/25/2051	54,697
69,162	TRK Trust Series 2021-INV2 Class A1 1.97%, 11/25/2056	61,715
223,224	Wells Fargo Mortgage Backed Securities Trust Series 2021-1 Class B2 2.70%, 12/25/2050	191,960
106,123	Wells Fargo Mortgage Backed Securities Trust Series 2021-RR1 Class A1 2.50%, 12/25/2050	87,651
109,919	Wells Fargo Mortgage Backed Securities Trust Series 2021-2 Class A3 2.50%, 06/25/2051(a)	97,743
65,480	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A4 2.50%, 09/25/2051	58,620
85,702	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A17 3.00%, 09/25/2051	72,927
72,624	Wells Fargo Mortgage Backed Securities Trust Series 2022-2 Class A2 2.50%, 12/25/2051	59,892
73,104	Wells Fargo Mortgage Backed Securities Trust Series 2022-INV1 Class A2 3.00%, 03/25/2052	62,985
118,102	Wells Fargo Mortgage Backed Securities Trust Series 2022-INV1 Class A4 3.00%, 03/25/2052	107,048
Total Collateralized Mortgage Obligations (Cost $4,181,464)		4,168,539

Collateralized Mortgage-Backed Securities — 6.9%
260,000	BANK Series 2023-5YR1 Class D 4.00%, 04/15/2056	235,686
39,200	BANK Series 2023-5YR1 Class A2 5.78%, 04/15/2056	39,461
50,000	BANK Series 2024-BNK47 Class C 6.83%, 06/15/2057	50,047
121,000	BANK Series 2024-5YR10 Class B 6.14%, 10/15/2057	122,584
250,000	BANK Series 2025-5YR14 Class C 6.46%, 04/15/2058	251,005
350,000	BANK Series 2019-BN18 Class B 3.98%, 05/15/2062	306,759
100,000	BANK Series 2019-BN22 Class A4 2.98%, 11/15/2062	94,222
165,000	BANK Series 2019-BN24 Class B 3.45%, 11/15/2062	150,578
140,000	BANK Series 2019-BN22 Class B 3.41%, 11/15/2062	120,783
200,000	BANK Trust Series 2025-5YR13 Class A2 5.03%, 01/15/2058	200,572
126,664	BBCMS Mortgage Trust Series 2024-C24 Class A1 5.23%, 02/15/2057	127,044
198,187	BBCMS Mortgage Trust Series 2024-5C29 Class A2 4.74%, 09/15/2057	197,091
65,000	Benchmark Mortgage Trust Series 2020-B20 Class B 2.53%, 10/15/2053	52,624
127,000	Benchmark Mortgage Trust Series 2024-V7 Class A3 6.23%, 05/15/2056	131,280

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
Collateralized Mortgage-Backed Securities — 6.9% (continued)
100,000	Benchmark Mortgage Trust Series 2024-V7 Class AS 6.53%, 05/15/2056	103,269
240,000	Benchmark Mortgage Trust Series 2024-V5 Class B 6.06%, 01/10/2057	242,232
100,000	Benchmark Mortgage Trust Series 2024-V6 Class AS 6.38%, 03/15/2057	102,637
100,000	BMO Mortgage Trust Series 2024-C9 Class A2 6.76%, 07/15/2057	102,989
69,847	CCUBS Commercial Mortgage Trust Series 2017-C1 Class A3 3.28%, 11/15/2050	68,569
135,000	CSAIL Commercial Mortgage Trust Series 2018-C14 Class A4 4.42%, 11/15/2051	133,658
100,000	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates Series KG02 Class A2 2.41%, 08/25/2029	94,513
100,000	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates Series K-158 Class A2 4.05%, 07/25/2033	96,675
5,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class A5 3.67%, 11/15/2047	4,950
145,000	MED Commercial Mortgage Trust Series 2024-MOB Class A 5.22%, 05/15/2041	143,072
100,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A4 4.07%, 03/15/2052	98,040
140,000	Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class B 3.67%, 12/15/2052	125,401
145,000	Wells Fargo Commercial Mortgage Trust Series 2024-C63 Class A5 5.31%, 08/15/2057	147,315
175,000	Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3 6.10%, 01/15/2058	181,288
200,000	Wells Fargo Commercial Mortgage Trust Series 2026-5C8 Class A3 5.03%, 03/15/2059	200,593
Total Collateralized Mortgage-Backed Securities (Cost $3,960,405)		3,924,937

Corporate Bonds — 23.2%
450,000	Appalachian Power Co. 5.65%, 04/01/2034	462,277
149,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030	142,865
457,000	Bank of America Corp. 5.47%, 01/23/2035	465,945
212,000	Beacon Point DC LLC 6.13%, 11/30/2042	213,821
142,000	Beazer Homes USA, Inc. 7.50%, 03/15/2031	141,371
438,000	Boeing Co. (The) 6.13%, 02/15/2033	465,546
461,000	Boston Properties, LP 5.75%, 01/15/2035	465,390
462,000	Citigroup, Inc. 4.91%, 05/24/2033	459,642
132,000	Comstock Resources, Inc. 6.75%, 03/01/2029	129,978
154,000	CoreWeave, Inc. 9.25%, 06/01/2030	155,000
449,000	Dell International LLC/EMC Corp. 5.40%, 04/15/2034	455,204
102,000	Directv Financing LLC 8.88%, 02/01/2030	103,685
465,000	EQT Corp. 5.75%, 02/01/2034	475,452
439,000	General Motors Financial Co., Inc. 6.10%, 01/07/2034	458,000
519,000	Goldman Sachs Group, Inc. (The) 4.41%, 04/23/2039	469,343
567,000	GXO Logistics, Inc. 2.65%, 07/15/2031	502,584
441,000	HCA, Inc. 5.60%, 04/01/2034	450,299
400,000	Intel Corp. 5.15%, 02/21/2034	400,209
438,000	Interstate Power and Light Co. 5.70%, 10/15/2033	453,534
633,000	JPMorgan Chase & Co. 3.11%, 04/22/2041	488,252
461,000	Kinder Morgan, Inc. 5.30%, 12/01/2034	464,419
103,000	Kraken Oil & Gas Partners LLC 7.63%, 08/15/2029	104,019
455,000	Morgan Stanley 5.47%, 01/18/2035	461,908
467,000	Oracle Corp. 5.20%, 09/26/2035	437,208
438,000	Ovintiv, Inc. 6.25%, 07/15/2033	460,754
432,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	464,167
449,000	Philip Morris International, Inc. 5.25%, 02/13/2034	456,361
504,000	Pilgrim’s Pride Corp. 4.25%, 04/15/2031	483,323
130,000	Rithm Capital Corp. 8.00%, 04/01/2029	130,520
266,000	Salesforce, Inc. 5.20%, 03/15/2033	266,468
174,000	Space Exploration Technologies Corp. 5.65%, 07/15/2033	172,963
451,000	State Street Corp. 5.16%, 05/18/2034	455,766
440,000	Tyson Foods, Inc. 5.70%, 03/15/2034	452,711
441,000	U.S. Bancorp 5.68%, 01/23/2035	455,330
108,000	Univision Communications, Inc. 7.38%, 06/30/2030	108,292
116,000	Venture Global LNG, Inc. 9.88%, 02/01/2032	123,837
452,000	Wells Fargo & Co. 5.61%, 01/15/2044	435,329
Total Corporate Bonds (Cost $13,320,419)		13,291,772

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

Rareview Total Return Bond ETF

Shares/Face Amount ($)		Fair Value ($)
Exchange-Traded Funds — 16.0%
24,636	First Trust Emerging Markets Local Currency Bond ETF	719,864
199,348	Rareview Dynamic Fixed Income ETF(b)	4,748,708
24,173	Rareview Government Money Market ETF(b)	2,425,519
18,894	Vanguard Extended Duration Treasury ETF	1,229,622
Total Exchange-Traded Funds (Cost $9,218,390)		9,123,713

Municipal Bonds — 0.8%
95,000	County of Miami-Dade FL Transit System (RB) Series B 5.53%, 07/01/2032	95,803
100,000	Metropolitan Transportation Authority (RB) 6.65%, 11/15/2039	107,178
65,000	New York City Municipal Water Finance Authority (RB) Series BABS 5.88%, 06/15/2044	64,587
85,000	State of California (GO) 7.55%, 04/01/2039	100,888
95,686	State of Illinois (GO) 5.10%, 06/01/2033	96,666
Total Municipal Bonds (Cost $468,856)		465,122

Preferred Stocks — 0.4%
Financials — 0.2%
4,522	Rithm Capital Corp.	112,734
Utilities — 0.2%
6,532	Brookfield Infrastructure Partners, LP	102,944
Total Preferred Stocks (Cost $220,222)		215,678

Treasury Notes — 13.2%
882,000	United States Treasury Note/Bond 3.88%, 03/31/2028	877,659
340,000	United States Treasury Note/Bond 3.50%, 12/15/2028	334,741
2,400,000	United States Treasury Note/Bond 3.88%, 03/31/2031	2,365,874
1,710,000	United States Treasury Note/Bond 4.25%, 03/31/2033	1,704,656
1,825,000	United States Treasury Note/Bond 4.13%, 02/15/2036	1,780,516
541,000	United States Treasury Note/Bond 4.25%, 02/15/2054	482,716
Total Treasury Notes (Cost $7,644,991)		7,546,162

U.S. Government Agency Mortgages — 31.0%
100,000	Federal Farm Credit Banks Funding Corp. 5.43%, 12/01/2045	98,935
130,000	Federal Home Loan Banks 5.35%, 09/25/2040	126,377
162,695	Federal Home Loan Mortgage Corporation 4.00%, 01/01/2040	158,122
148,306	Federal Home Loan Mortgage Corporation 3.00%, 02/01/2050	133,896
327,501	Federal Home Loan Mortgage Corporation 2.50%, 09/01/2051	273,898
114,296	Federal Home Loan Mortgage Corporation 2.50%, 02/01/2052	96,073
405,994	Federal Home Loan Mortgage Corporation 2.50%, 04/01/2052	341,100
445,428	Federal Home Loan Mortgage Corporation 2.50%, 04/01/2052	374,391
865,167	Federal Home Loan Mortgage Corporation 3.00%, 05/01/2052	756,234
472,557	Federal Home Loan Mortgage Corporation 3.00%, 05/01/2052	412,960
375,785	Federal Home Loan Mortgage Corporation 2.50%, 05/01/2052	321,438
314,738	Federal Home Loan Mortgage Corporation 3.50%, 06/01/2052	285,745
794,957	Federal Home Loan Mortgage Corporation 3.00%, 06/01/2052	694,502
74,819	Federal Home Loan Mortgage Corporation 4.00%, 06/01/2052	70,108
705,680	Federal Home Loan Mortgage Corporation 4.00%, 08/01/2052	660,856
389,516	Federal Home Loan Mortgage Corporation 2.50%, 08/01/2052	327,255
777,832	Federal Home Loan Mortgage Corporation 3.50%, 08/01/2052	706,177
780,320	Federal Home Loan Mortgage Corporation 3.00%, 09/01/2052	681,094
640,078	Federal Home Loan Mortgage Corporation 2.50%, 10/01/2052	536,708
763,633	Federal Home Loan Mortgage Corporation 3.50%, 01/01/2055	693,266
310,049	Federal Home Loan Mortgage Corporation 4.00%, 03/01/2056	289,859
205,858	Federal National Mortgage Association 2.50%, 09/01/2051	172,164
1	Federal National Mortgage Association 2.50%, 12/01/2051	1
175,810	Federal National Mortgage Association 2.50%, 01/01/2052	147,033
143,043	Federal National Mortgage Association 3.00%, 04/01/2052	126,252
444,075	Federal National Mortgage Association 2.50%, 04/01/2052	372,017
401,535	Federal National Mortgage Association 2.50%, 04/01/2052	337,792
806,627	Federal National Mortgage Association 3.00%, 04/01/2052	704,178

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)
U.S. Government Agency Mortgages — 31.0% (continued)
198,028	Federal National Mortgage Association 2.50%, 05/01/2052	165,613
849,542	Federal National Mortgage Association 4.00%, 06/01/2052	797,434
821,733	Federal National Mortgage Association 3.00%, 06/01/2052	717,165
168,779	Federal National Mortgage Association 2.50%, 06/01/2052	141,653
789,474	Federal National Mortgage Association 3.50%, 07/01/2052	717,321
334,144	Federal National Mortgage Association 4.00%, 08/01/2052	313,483
469,889	Federal National Mortgage Association 3.00%, 10/01/2052	410,374
782,325	Federal National Mortgage Association 3.50%, 10/01/2052	710,257
193,636	Federal National Mortgage Association 4.00%, 03/01/2053	181,396
725,184	Federal National Mortgage Association 3.50%, 04/01/2053	662,180
248,236	Federal National Mortgage Association 4.00%, 05/01/2053	232,266
785,532	Federal National Mortgage Association 3.50%, 11/01/2054	713,065
391,906	Federal National Mortgage Association 4.00%, 03/01/2055	366,466
372,480	Federal National Mortgage Association 4.00%, 07/01/2055	348,301
315,000	Federal National Mortgage Association 4.50%, 07/01/2056	301,883
466,000	Federal National Mortgage Association 5.00%, TBA	457,373
636,000	Federal National Mortgage Association 4.50%, TBA	608,746
Total U.S. Government Agency Mortgages (Cost $17,797,224)		17,743,407

Yankee Dollars — 0.5%
210,000	Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 5.00%, 06/15/2029	199,968
67,900	Transocean International, Ltd. 8.75%, 02/15/2030	70,555
Total Yankee Dollars (Cost $271,798)		270,523

Total Investments — 100.3% (Cost $57,666,938)		57,334,995
Net other assets (liabilities) — (0.3%)		(156,985)
Net Assets — 100.0%		57,178,010

(a)	Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2026 was $155,273 which represented 0.27% of the net assets of the Fund.
(b)	Affiliated security

ETF — Exchange-Traded Fund

GO — General Obligation

LP — Limited Partnership

RB — Revenue Bond

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery